COMMON STOCK (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock compensation	$ 11	$ 672
Restricted shares	41,667